UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip Code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.8%)
Consumer Discretionary (8.7%)
Comcast Corp., Class A	872,900	$39,411,435
DIRECTV †	789,500	47,172,625
Lowe’s Cos., Inc.	870,100	41,425,461
Time Warner, Inc.	603,900	39,742,659

		167,752,180

Consumer Staples (4.4%)
CVS Caremark Corp.	855,300	48,538,275
Procter & Gamble Co.	473,000	35,754,070

		84,292,345

Diversified Financials (14.1%)
Bank of America Corp.	3,632,800	50,132,640
Capital One Financial Corp.	709,400	48,764,156
CIT Group, Inc. †	1,018,300	49,662,491
Citigroup, Inc.	743,800	36,081,738
Invesco, Ltd.	1,390,700	44,363,330
State Street Corp.	116,400	7,653,300
The Charles Schwab Corp.	1,713,900	36,231,846

		272,889,501

Energy (11.1%)
Baker Hughes, Inc.	529,900	26,018,090
BP PLC ADR	1,138,200	47,838,546
Hess Corp.	502,800	38,886,552
Schlumberger, Ltd.	606,800	53,616,848
Weatherford International, Ltd. †	3,218,200	49,335,006

		215,695,042

Health Care (6.8%)
Cardinal Health, Inc.	916,200	47,779,830
UnitedHealth Group, Inc.	573,800	41,089,818
WellPoint, Inc.	508,300	42,498,963

		131,368,611

Industrials (6.3%)
General Electric Co.	1,999,200	47,760,888
Republic Services, Inc.	1,103,500	36,812,760
Southwest Airlines Co.	2,590,900	37,723,504

		122,297,152

Insurance (7.5%)
American International Group, Inc.	1,061,600	51,625,608
Aon PLC	621,300	46,249,572
Marsh & McLennan Cos., Inc.	1,101,700	47,979,035

		145,854,215

Materials (4.3%)
E.I. du Pont de Nemours & Co.	815,400	47,749,824

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

	Share Amount	Market Value
Materials (Continued)
Owens-Illinois, Inc. †	1,154,400	34,655,088

		82,404,912

Pharmaceuticals, Biotechnology & Life Sciences (15.8%)
Agilent Technologies, Inc.	930,200	47,672,750
Hospira, Inc. †	1,164,800	45,683,456
Merck & Co., Inc.	886,800	42,220,548
Novartis AG ADR	606,600	46,532,286
Sanofi SA ADR	768,500	38,909,155
Thermo Fisher Scientific, Inc.	583,900	53,806,385
Zoetis, Inc.	1,031,300	32,094,056

		306,918,636

Technology (14.4%)
Applied Materials, Inc.	2,664,400	46,733,576
Flextronics International, Ltd. †	4,736,900	43,058,421
Google, Inc., Class A †	49,650	43,488,932
Microsoft Corp.	1,281,800	42,696,758
Qualcomm, Inc.	777,600	52,379,136
Texas Instruments, Inc.	1,238,300	49,866,341

		278,223,164

Utilities (1.9%)
AES Corp.	2,723,800	36,199,302

Wireless Telecommunication Services (2.5%)
Vodafone Group PLC - SP ADR	1,362,000	47,915,160

Total Common Stocks (cost $1,369,915,926)		$1,891,810,220

Short-Term Investments (2.0%)
Money Market Fund (2.0%)
Western Asset Institutional U.S. Treasury Fund, 0.02% (a)	37,740,993	$37,740,993

Total Money Markets (cost $37,740,993)		$37,740,993
Total Investments (99.8%) (cost $1,407,656,919) *		$1,929,551,213
Other Assets less Liabilities (0.2%)		4,727,296

Net Assets (100.0%)		$1,934,278,509

†	Non-income producing security
(a)	Rate disclosed is as of September 30, 2013.

ADR—American Depositary Receipt

PLC—Public Limited Company

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2013 (Unaudited)

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$523,158,117
Gross Unrealized Depreciation	(1,263,823)

Net Unrealized Appreciation	$521,894,294

See Notes to Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”). The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a. Security Valuation

Exchange traded securities, including those traded on the National Association of Securities Dealers’ Automated Quotation system (“NASDAQ”), are valued at the last quoted sale price as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked prices. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed-income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Short-term instruments with remaining maturities of 60 days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SOUND SHORE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Concluded)

SEPTEMBER 30, 2013 (Unaudited)

Pursuant to the valuation procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed-income securities and short-term instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy as of September 30, 2013:

Security Type	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,891,810,220	$—	$—	$1,891,810,220
Short-Term Investments	$37,740,993	$—	$—	$37,740,993

Total Investments	$1,929,551,213	$—	$—	$1,929,551,213

At September 30, 2013, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels for the three months ended September 30, 2013, based on the valuation input Levels on December 31, 2012.

b. Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 25. 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 25, 2013

By (Signature and Title)	/s/ Charles S. Todd
Charles S. Todd, Treasurer

Date: November 25, 2013